RIGHT-OF-USE ASSETS & LEASE LIABILITIES - Information related to leases (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RIGHT-OF-USE ASSETS & LEASE LIABILITIES
Incremental borrowing rate (weighted average), Operating Leases	11.98%	12.66%
Weighted average remaining lease term, Operating Leases	13 years 14 days	14 years 3 days
Incremental borrowing rate(weighted average), Finance Lease	9.68%	11.76%
Weighted average remaining lease term, Finance Leases	4 years 10 months 24 days	2 years 9 months 21 days